Employee benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Amount incurred for employee benefits	$ 1,966,815	$ 1,286,783	$ 3,080,729